Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2
Statement to Securityholders
Determination Date: June 12, 2024

Payment Date	6/17/2024
Collection Period Start	5/1/2024
Collection Period End	5/31/2024
Interest Period Start	5/15/2024
Interest Period End	6/16/2024

Cut-Off Date Net Pool Balance	$2,066,663,591.84
Cut-Off Date Adjusted Pool Balance	$1,899,113,714.12

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Aug-23
Class A-2a Notes	$41,744,824.54	$31,297,053.57	$10,447,770.97	0.017805	Sep-25
Class A-2b Notes	$8,992,068.50	$6,741,560.28	$2,250,508.22	0.017805	Sep-25
Class A-3 Notes	$631,800,000.00	$—	$631,800,000.00	1.000000	May-27
Class A-4 Notes	$160,110,000.00	$—	$160,110,000.00	1.000000	Dec-27
Class B Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Jan-28
Class C Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Feb-28
Class D Notes	$19,000,000.00	$—	$19,000,000.00	1.000000	Nov-28
Total Notes	$899,646,893.04	$38,038,613.85	$861,608,279.19

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$976,271,504.87	$934,765,647.11	0.452307
YSOC Amount	$71,876,827.54	$68,409,583.63
Adjusted Pool Balance	$904,394,677.33	$866,356,063.48
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Reserve Account Balance	$4,747,784.29	$4,747,784.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.87200%	ACT/360	$—
Class A-2a Notes	$41,744,824.54	3.74000%	30/360	$130,104.70
Class A-2b Notes	$8,992,068.50	5.97371%	ACT/360	$49,239.68
Class A-3 Notes	$631,800,000.00	3.66000%	30/360	$1,926,990.00
Class A-4 Notes	$160,110,000.00	3.69000%	30/360	$492,338.25
Class B Notes	$19,000,000.00	4.27000%	30/360	$67,608.33
Class C Notes	$19,000,000.00	4.67000%	30/360	$73,941.67
Class D Notes	$19,000,000.00	5.40000%	30/360	$85,500.00
Total Notes	$899,646,893.04			$2,825,722.63

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$976,271,504.87	$934,765,647.11
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$904,394,677.33	$866,356,063.48
Number of Receivables Outstanding	64,927	63,744
Weighted Average Contract Rate	3.56%	3.56%
Weighted Average Remaining Term (months)	38.8	37.9

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,903,620.14
Principal Collections	$41,189,145.55
Liquidation Proceeds	$194,662.08
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$44,287,427.77
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$44,287,427.77

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$813,559.59	$813,559.59	$—	$—	$43,473,868.18
Interest - Class A-1 Notes	$—	$—	$—	$—	$43,473,868.18
Interest - Class A-2a Notes	$130,104.70	$130,104.70	$—	$—	$43,343,763.48
Interest - Class A-2b Notes	$49,239.68	$49,239.68	$—	$—	$43,294,523.80
Interest - Class A-3 Notes	$1,926,990.00	$1,926,990.00	$—	$—	$41,367,533.80
Interest - Class A-4 Notes	$492,338.25	$492,338.25	$—	$—	$40,875,195.55
First Allocation of Principal	$—	$—	$—	$—	$40,875,195.55
Interest - Class B Notes	$67,608.33	$67,608.33	$—	$—	$40,807,587.22
Second Allocation of Principal	$—	$—	$—	$—	$40,807,587.22
Interest - Class C Notes	$73,941.67	$73,941.67	$—	$—	$40,733,645.55
Third Allocation of Principal	$14,290,829.56	$14,290,829.56	$—	$—	$26,442,815.99
Interest - Class D Notes	$85,500.00	$85,500.00	$—	$—	$26,357,315.99
Fourth Allocation of Principal	$19,000,000.00	$19,000,000.00	$—	$—	$7,357,315.99
Reserve Account Deposit Amount	$—	$—	$—	$—	$7,357,315.99
Regular Principal Distribution Amount	$4,747,784.29	$4,747,784.29	$—	$—	$2,609,531.70
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$2,609,531.70
Remaining Funds to Certificates	$2,609,531.70	$2,609,531.70	$—	$—	$—
Total	$44,287,427.77	$44,287,427.77	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$71,876,827.54
Increase/(Decrease)	$(3,467,243.91)
Ending YSOC Amount	$68,409,583.63

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$904,394,677.33	$866,356,063.48
Note Balance	$899,646,893.04	$861,608,279.19
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,784.29	$4,747,784.29
Target Overcollateralization Amount	$4,747,784.29	$4,747,784.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,784.29
Beginning Reserve Account Balance	$4,747,784.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,784.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	28	$316,712.21
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	153	$194,662.08
Monthly Net Losses (Liquidation Proceeds)			$122,050.13
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.20%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.35%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			0.23%
Cumulative Net Losses for All Periods			$4,459,929.09
Cumulative Net Loss Ratio			0.22%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.32%	152	$2,953,737.40
60-89 Days Delinquent	0.10%	50	$926,838.66
90-119 Days Delinquent	0.05%	22	$433,701.34
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.46%	224	$4,314,277.40

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		11	$227,334.08
Total Repossessed Inventory		23	$501,018.80

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		72	$1,360,540.00
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.12%
Preceding Collection Period			0.12%
Current Collection Period			0.15%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.48	0.05%	28	0.04%